27. EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
EMPLOYEE BENEFITS
27.	EMPLOYEE BENEFITS

(a)	Pension plans

The Company and its subsidiaries sponsor retirement benefit plans (“Pension Funds”) for their employees, provided that they elect to be part of such plan, and current beneficiaries. The table below shows the benefit plans existing at December 31, 2020.

Benefit plans	Sponsors	Manager
TCSPREV	Oi, Oi Móvel and BrT Multimídia	FATL
TelemarPrev	Oi, Telemar and Oi Móvel	FATL
PAMEC	Oi	Oi
PBS-A	Telemar and Oi	SISTEL
PBS-Telemar	Telemar	FATL
PBS-TNC	Oi Móvel	FATL
CELPREV	Oi Móvel	FATL
PAMA	Oi and Telemar	SISTEL

SISTEL – Fundação Sistel de Seguridade Social

FATL – Fundação Atlântico de Seguridade Social

Whenever mentioned in this Note, for purposes of the pension plans, the Company may also be referred to as the “Sponsor”.

The sponsored plans are valued by independent actuaries at the end of the annual reporting period. For the year ended December 31, 2020, the actuarial valuations were performed by PREVUE Consultoria. The Bylaws provide for the approval of the supplementary pension plan policy, and the joint liability attributed to the defined benefit plans is ruled by the agreements entered into with the pension fund entities, with the agreement of the National Pension Plan Authority (PREVIC), as regards the specific plans. PREVIC is the official agency that approves and oversees said plans.

The sponsored defined benefit plans are closed to new entrants because they are close-end pension funds. Participants’ and the sponsors’ contributions are defined in the funding plan.

Actuarial liabilities are recognized for the sponsored defined benefit plans that report an actuarial deficit. For the plans that report an actuarial surplus, assets are recorded when there is an express authorization for offsetting them against future employer contributions.

Provisions for pension plans

Refer to the recognition of the actuarial deficit of the defined benefit plans, as shown below:

	2020	2019
Actuarial liabilities
Financial obligations - BrTPREV plan (i)	694,063	626,748
PAMEC Plan	7,995	6,264
Total	702,058	633,012
Non-current	702,058	633,012

(i)	The Company had a financial obligations agreement entered into with Fundação Atlântico intended for the payment of the mathematical provision without coverage by the plan’s assets. With the approval and ratification of the JRP, the related claim of Fundação Atlântico against Oi is subject to the terms and conditions of the JRP.

Assets recognized to be offset against future employer contributions

The Company recognized TCSPREV Plan assets related to: (i) sponsor contributions which participants that left the Plan are not entitled to redeem; and (ii) part of the Plan’s surplus attributed to the sponsor.

The assets recognized are used to offset future employer contributions. These assets are broken down as follows:

	2020	2019
Actuarial assets
TCSPREV Plan	42,233	56,559
CELPREV Plan	160	222
PBS-TNC Plan	2,142	3,264
Total	44,535	60,045
Current	7,618	5,430
Non-current	36,917	54,615

Characteristics of the sponsored pension plans

1)	FATL

FATL, close-end, multiple sponsor, multiple plan pension fund, is a nonprofit, private pension-related entity, with financial and administrative independence, headquartered in Rio de Janeiro, State of Rio de Janeiro, engaged in the management and administration of pension benefit plans for the employees of its sponsors.

Plans

(i)	PBS-Telemar

Defined benefit pension benefit plan, closed to new entrants, enrolled with the National Register of Benefit Plans (CNPB) under No. 2000.0015-56.

The contributions from Active Participants of the PBS-Telemar Benefit Plan correspond to the sum of: (i) 0.5% to 1.5% of the Contribution Salary (according to the participant’s age on enrollment date); (ii) 1% of Contribution Salary that exceeds half of one Standard Unit; and (iii) 11% of the Contribution Salary that exceeds one Standard Unit. The Sponsors’ contributions are equivalent to 8% of the payroll of active participants of the plan. The plan is funded under the capital formation approach.

(ii)	TelemarPrev

Variable contribution pension benefit plan, enrolled with the National Register of Benefit Plans (CNPB) under No. 2000.0065-74.

A participant’s regular contribution is comprised of two portions: (i) basic - equivalent to 2% of the contribution salary; and (ii) standard - equivalent to 3% of the positive difference between the total contribution salary and the social security contribution. The additional extraordinary contributions from participants are optional and can be made in multiples of 0.5% of the Contribution Salary, for a period of not less than six (6) months. Nonrecurring extraordinary contributions from a participant are also optional and cannot be lower than 5% of the Contribution Salary ceiling.

The Plan’s Charter requires the parity between participants’ and sponsors’ contributions, up to the limit of 8% of the Contribution Salary, even though a sponsor is not required to match Extraordinary Contributions made by participants. The plan is funded under the capital formation approach.

(iii)	TCSPREV

Variable contribution pension benefit plan, closed to new entrants, enrolled with the National Register of Benefit Plans (CNPB) under No. 2000.0028-38.

On November 30, 2018, date of the actual merger, TCSPREV Benefits Plan merged the BrTPREV Benefits Plan (CNPB No. 2002.0017-74) to become the full successor of this Plan’s rights and obligations, assuming all its assets and liabilities. This merger was approved by PREVIC Administrative Rule 995, of October 24, 2018, published on Federal Official Gazette No. 208 of October 29, 2018.

With the recognition and registration of the merger, the Participants and Beneficiaries linked to BrTPREV automatically became Participants and Beneficiaries TCSPREV, in accordance with the categories of Beneficiaries existing on the day prior to the merger date.

The monthly, mandatory Basic Contribution of the Active Participants of the TCSPREV and BrTPREV corresponds to the outcome obtained by applying a percentage that may range from 3% to 8% on the Contribution Salary, pursuant to the age and option of each Participant. The Plan’s Charter provides for contribution parity by the Participants and the Sponsors.

The monthly Contribution of the Fundador/Alternativo Plan Participants, previously merged with and into BrTPREV, corresponds to the sum of: (i) 3% charged on the Contribution Salary; (ii) 2% charged on the Contribution Salary that exceeds half of the highest Official Pension Scheme Contribution Salary, and (iii) 6.3% charged on the Contribution Salary that that exceeds the highest Official Pension Scheme Contribution Salary. The Plan’s Charter provides for contribution parity by the Participants and the Sponsors.

In accordance with regulatory criteria, the Sponsors’ contributions, related to TCSPREV and BrTPREV Participants are automatically cancelled on the month subsequent to the month when the same Participant reaches the age of 60 years old, 10 years of Credited Services, and 10 years of Plan membership.

For participants who migrated from the PBS-TCS Plan to the TCSPREV Plan, the Sponsors’ contributions are cancelled on the month subsequent to the month when a Participant reaches the age of 57 years old, 10 years of uninterrupted membership of PBS-TCS and the TCSPREV Plan, 10 years of Credited Services at the Sponsor, and 35 years of registration with the official Social Security scheme.

The TCSPREV and BrTPREV participant’s Voluntary Contribution corresponds to the product obtained, in whole numbers, by applying a percentage of up 22%, elected by the Participant, to the Participation Salary.

The Sporadic Contribution is optional and both its amount and frequency are freely chosen by the Participant, as defined by the TCSPREV or BrTPREV Plan, provided it is not lower than one (1) UPTCS (TCSPREV Pension Unit) or one (1) UPBrT (BrT’s Pension Unit), respectively. The Sponsor does not make any counterpart contribution to the Participant’s Voluntary or Sporadic contribution.

The plan is funded under the capital formation approach.

(iv)	PBS-TNC

Defined benefit pension benefit plan, closed to new entrants, enrolled with the National Register of Benefit Plans (CNPB) under No. 2000.0013-19.

The contributions from Active Participants of the PBS-TNC Benefit Plan correspond to the sum of: (i) 0.28% to 0.85% of the Contribution Salary (according to the participant’s age on enrollment date); (ii) 0.57% of Contribution Salary that exceeds half of one Standard Unit; and (iii) 6.25% of the Contribution Salary that exceeds one Standard Unit. The Sponsors’ contributions are equivalent to a percentage of the payroll of the employees who are Active Plan Participants, as set on an annual basis in the Costing Plan.

The contribution of the Current Beneficiaries (only those who receive a retirement allowance) is equivalent to a percentage to be set on an annual basis in the Costing Plan, applied on the overall benefit, limited to the amount of the allowance.

The plan is funded under the capital formation approach.

(v)	CELPREV

Defined Contribution Pension Benefit Plan, enrolled with the National Register of Benefit Plans (CNPB) under No. 2004.0009-29.

On January 12, 2018, pursuant to Administrative Rule 22, published on the Federal Official Gazette of January 16, 2018, PREVIC approved the new text of the Plan’s Charter, which closes the number of CELPREV participants and prevents new entrants.

The Participant’s Basic Regular Contribution corresponds to the product obtained by applying a percentage, 0%, 0.5%, 1%, 1.5% or 2%, depending on each participant’s option, to his or her Contribution Salary (SP). The Sponsors contribute with an amount equivalent to such contribution, less the monthly, mandatory contribution of each Sponsor required to fund risk costs (Sick Pay Benefit).

The Additional Regular Contribution corresponds The Participant’s Basic Regular Contribution corresponds to the product obtained by applying a percentage ranging from 0% to 6%, in multiples of 0.5%, as elected by each participant, on the Contribution Salary exceeding 10 Plan Benchmark Units (URPs). The Sponsors contribute with an equivalent amount.

The Participant’s Voluntary Contribution corresponds to a whole number percentage, freely elected by each participant, applied on the Contribution Salary. The Sponsor does not make any counterpart contribution to this contribution.

The Sponsor’s Nonrecurring Contribution is voluntarily and corresponds to applying a percentage ranging from 50% to 150% of the aggregate Basic Regular and Additional Regular Contributions of the Sponsor, pursuant to consistent, non-discriminatory criteria, made with the frequency set by the Sponsor.

The Sponsor’s Special Contribution is specific for new Plan members who have joined the plan within 90 days starting March 18, 2004.

The Sponsor’s monthly, mandatory Risk Contribution, required to fund the Sick Pay Benefit, corresponds to percentage of Non-migrating Participants’ Contribution Salary payroll.

The plan is funded under the capital formation approach.

2)	SISTEL

SISTEL is a nonprofit, private welfare and pension entity, established in November 1977, which is engaged in creating and operating private plans to grant benefits in the form of lump sums or annuities, supplementary or similar to the government retirement pensions, to the employees and their families who are linked to SISTEL’s sponsors.

Plans

(i)	PBS-A

Defined benefit plan jointly sponsored with other sponsors associated to the provision of telecommunications services and offered to participants who held the status of beneficiaries on January 1, 2000.

Contributions to the PBS-A are contingent on the determination of an accumulated deficit. As at December 31, 2020, date of the last actuarial valuation, the plan presented a surplus.

In December 2019, the National Pension Plan Authority (PREVIC) approved the allocation of a special reserve of the PBS-A Benefit Plan, with the reversal of amounts to sponsors and improvement of benefits, in the form of temporary income, to the beneficiaries. The total amount of the Company’s share of the PBS-A’s surplus corresponds to R$669,054 (R$140,274 in the Company), to be received in 36 monthly installments, adjusted by the Plan’s profitability, recognized in accounting as the installments are received, with an impact on other comprehensive income, as required by IAS 19.

(ii)	PAMA

PAMA is a healthcare plan for retired employees aimed at providing medical care coverage to beneficiaries, with copayments by and contributions from the latter, provided that linked to the Defined Benefit pension plans managed by SISTEL.

Up to 2014, the Company did not consider the assets and liabilities of the PAMA plan because it is multi-sponsored and similar to defined contribution plans (benefits paid are limited to the amount of the contributions received by the plan), and there are no other obligations in addition to the existing balances.

However, as from the issue of National Supplementary Healthcare Agency’s position that SISTEL is a sponsor of the healthcare plan as defined by Law 9656/1998 and as a result does not qualify as a Healthcare plan operator, SISTEL is liable for some plan obligations, even though it is not make entitled to revenue from the corresponding contributions. Thus, it is no longer possible to qualify this plan as a defined contribution plan.

In October 2015, in compliance with a court order, Sistel transferred the surpluses of the PBS-A benefits plan, amounting to R$3,042 million, to ensure the solvency of the plan PAMA. Of the total amount transferred, R$2,127 million is related to the plans sponsored by the Company, prorated to the portions of the defined benefit obligations. The amount was established based on actuarial studies prepared by an outside consulting firm using assumptions consistent with the population of PAMA users and the projection of medical expenses increase inherent to this population. Beginning on the issue of said court order, the Company started to calculate and disclose information on the PAMA actuarial obligations.

3)	PAMEC-BrT - Assistance plan managed by the Company

Healthcare plan intended to provide medical care to the retirees and survivor pensioners linked to the TCSPREV Benefit Plan. This Benefit Plan is managed by FATL.

The contributions for PAMEC-BrT were fully paid in July 1998, through a single appropriation. However, as this plan is now administrated by the Company, after the transfer of management by Fundação 14 in November 2007, there are no assets recognized to cover current expenses, and the actuarial obligation is fully recognized in the Company’s liabilities.

Statuses of the sponsored plans, revalued at the end of the reporting period

Changes in the actuarial obligations, fair value of assets and amounts recognized in the balance sheet

	2020
	PENSION FUNDS						MEDICAL CARE PLANS
	TCSPREV	PBS-Telemar	TelemarPrev	PBS-A	PBS-TNC	CELPREV	PAMEC	PAMA
Present value of actuarial obligation at beginning of year	3,778,685	365,286	4,978,517	5,640,885	40,715	30	6,264	4,143,620
Interest on actuarial liabilities	270,765	26,264	358,983	402,675	2,930	2	469	310,799
Current service cost	232	38	2,001		65	2		406
Participant contributions made in the year	11	31
Benefits paid, net	(272,538)	(24,374)	(296,598)	(455,255)	(2,564)		(772)	(260,871)
Benefit obligation result allocated to other comprehensive income	(91,779)	(10,972)	(101,628)	10,660	(1,141)	(18)	2,034	(30,390)
Present value of actuarial obligation at the end of the year	3,685,376	356,273	4,941,275	5,598,965	40,005	16	7,995	4,163,564
Fair value of assets at the beginning of the year	4,017,260	430,646	5,298,688	8,266,862	64,837	4,191		4,422,743
Return on plan assets	288,492	31,125	382,772	597,785	4,722	311		332,125
Amortizing contributions received from sponsor							772
Sponsor	10	65
Participants	11	31
Payment of benefits	(272,538)	(24,374)	(296,598)	(455,255)	(2,564)		(772)	(260,871)
Benefit obligation result allocated to other comprehensive income	(23,134)	(19,869)	(404,827)	(597,362)	(4,774)	(1,289)		30,872
Fair value of plan assets at the end of the year	4,010,101	417,624	4,980,035	7,812,030	62,221	3,213		4,524,869
(=) Net actuarial liability/(asset) amount	(324,725)	(61,351)	(38,760)	(2,213,065)	(22,216)	(3,197)	7,995	(361,305)
Effect of the asset/onerous liability recognition ceiling	282,365	61,351	38,760	2,213,065	20,073	3,037		361,305
Transfer to held for sale	127
(=) Recognized net actuarial liability/(asset)	(42,233)				(2,143)	(160)	7,995

	2019
	PENSION FUNDS						MEDICAL CARE PLANS
	TCSPREV	PBS-Telemar	TelemarPrev	PBS-A	PBS-TNC	CELPREV	PAMEC	PAMA
Present value of actuarial obligation at beginning of year	3,256,516	328,130	4,165,284	4,811,332	35,043	26	4,397	3,422,402
Interest on actuarial liabilities	283,542	28,419	367,633	415,476	3,066	2	414	308,512
Current service cost	250	34	1,613		82	2		322
Participant contributions made in the year	15	28
Benefits paid, net	(262,369)	(23,683)	(285,160)	(429,813)	(2,460)		(484)	(229,329)
Increase/(decrease) of assets due to changes in the Plan				183,195
Benefit obligation result allocated to other comprehensive income	500,731	32,358	729,147	660,695	4,984	1	1,937	641,713
Present value of actuarial obligation at the end of the year	3,778,685	365,286	4,978,517	5,640,885	40,715	31	6,264	4,143,620
Fair value of assets at the beginning of the year	3,621,068	379,000	4,508,570	7,316,395	60,062	3,340		3,443,944
Return on plan assets	313,409	33,149	394,800	649,891	5,255	293		312,145
Amortizing contributions received from sponsor							484
Sponsor	13	65
Participants	15	28
Payment of benefits	(262,369)	(23,683)	(285,160)	(429,813)	(2,460)		(484)	(229,329)
Benefit obligation result allocated to other comprehensive income	345,124	42,087	680,478	730,389	1,980	558		895,983
Fair value of plan assets at the end of the year	4,017,260	430,646	5,298,688	8,266,862	64,837	4,191		4,422,743
(=) Net actuarial liability/(asset) amount	(238,575)	(65,360)	(320,171)	(2,625,977)	(24,122)	(4,160)	6,264	(279,123)
Effect of the asset/onerous liability recognition ceiling	182,016	65,360	320,171	2,625,977	20,858	3,938		279,123
(=) Recognized net actuarial liability/(asset)	(56,559)				(3,264)	(222)	6,264

The Company determines the amount available to deduct from future contributions according to the applicable legal provisions and the benefit plan charter. The amount of the asset linked to the TCSPREV, PBS-TNC and CELPREV Plans recognized in the Company’s consolidated financial statements does not exceed the present value of future contributions.

Expenses (revenue) components of the benefits

	2020
	PENSION FUNDS						MEDICAL CARE PLANS
	TCSPREV	PBS-Telemar	TelemarPrev	PBS-A	PBS-TNC	CELPREV	PAMEC	PAMA
Current service cost	232	38	2,001					406
Interest on actuarial liabilities	270,765	26,264	358,983	402,675			469	310,800
Return on plan assets	(288,491)	(31,124)	(382,772)	(597,785)				(332,125)
Interest on onerous liability	13,524	4,856	23,789	195,110				21,325
Expenses (income) recognized in statement of profit or loss	(3,970)	34	2,001				469	406
Expenses (income) recognized in other comprehensive income	18,180	31	(2,001)				2,034	(406)
Total expense (income) recognized	14,210	65					2,503

	2019
	PENSION FUNDS						MEDICAL CARE PLANS
	TCSPREV	PBS-Telemar	TelemarPrev	PBS-A	PBS-TNC	CELPREV	PAMEC	PAMA
Current service cost	250	34	1,613		82	2		322
Interest on actuarial liabilities	283,541	28,419	367,633	415,476	3,066	2	414	308,512
Return on plan assets	(313,409)	(33,149)	(394,800)	(649,891)	(5,255)	(293)		(312,146)
Interest on onerous liability	24,000	4,725	27,167	234,415	2,065	273		3,634
Expenses (income) recognized in statement of profit or loss	(5,618)	29	1,613		(42)	(16)	414	322
Expenses (income) recognized in other comprehensive income	18,005	36	(1,613)		(2,382)	(7)	1,937	(322)
Total expense (income) recognized	12,387	65			(2,424)	(23)	2,351

Main actuarial assumptions adopted on December 31, 2020

	PENSION FUNDS						MEDICAL CARE PLANS
	TCSPREV	PBS-Telemar	TelemarPrev	PBS-A	PBS-TNC	CELPREV	PAMEC	PAMA
Nominal discount rate of actuarial liability	7.38%	7.38%	7.38%	7.07%	7.38%	6.35%	7.59%	7.59%
Estimated inflation rate	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Estimated nominal salary increase index	Per sponsor	0.00%	Per sponsor	N.A.	4.84%	3.59%	N.A.	N.A.
Estimated rate of the nominal benefit increase	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	N.A.	N.A.
Total expected rate of return on plan assets	7.38%	7.38%	7.38%	7.07%	7.38%	6.35%	7.59%	7.59%
General mortality biometric table	AT-2000 Basic eased by 15%, segregated by gender	AT-2000 Basic eased by 25%, segregated by gender	AT-2000 Basic eased by 25%, segregated by gender	AT-2000 Basic eased by 15%, segregated by gender	AT-2000 Basic eased by 15%, segregated by gender	N.A.	AT-2000 Basic eased by 15%, segregated by gender	AT-2000 Basic eased by 15%, segregated by gender
Biometric disability table	Álvaro Vindas, increased by100%	Álvaro Vindas	Álvaro Vindas	N/A	Álvaro Vindas	N.A.	N.A.	Álvaro Vindas
Biometric disabled mortality table	AT-49, segregated by gender	AT-49, segregated by gender	AT-49, segregated by gender	AT-49, segregated by gender	AT-49, segregated by gender	N.A.	AT-49, segregated by gender	AT-49, segregated by gender
Turnover rate	Per sponsor	Per sponsor	Per sponsor, null starting at 50 years old and null for Settled Benefit	Nil	Nil	2%	Nil	Nil
Benefit starting age	57 years old	57 years old	55 years old	N.A.	57 years old	55 years old	N.A.	57 years old
Nominal medical costs growth rate	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	6.61%	6.61%

N.A. = Not applicable.

ADDITIONAL DISCLOSURES - 2020
(a) Plans’ assets and liabilities correspond to the amounts as at December 31, 2020.
(b) Master file data used for the plans managed by FATL and for the PAMEC plan are as at July 31, 2020, and for SISTEL are as at June 30, 2019, both projected for December 31, 2019.

Investment policy of the plans

The investment strategy of the Benefits Plans is described in their investment policy, which is annually approved by the governing board of the sponsored funds. This policy establishes that investment decision-making must take into consideration: (i) the preservation of capital; (ii) the diversification of investments; (iii) the risk appetite according to conservative assumptions; (iv) the expected return rate based on actuarial requirements; (v) the compatibility of investment liquidity with the plans’ cash flows, and (vi) reasonable management costs. The policy also defines the volume interval for different types of investment allowed for the pension funds, as follows: fixed income, variable income, structured investments, investments abroad, loans to participants, and real estate investments.

The average ceilings set for the different types of investment permitted for pension funds are as follows:

ASSET SEGMENT	TCSPREV	PBS-Telemar	TelemarPrev	PBS-A	PBS-TNC	CELPREV	PAMA
Fixed income	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Variable income	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%
Structured investments	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%
Investments abroad	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Properties	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%
Loans to participants	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%

The allocation of plan assets as at December 31, 2020 is as follows:

ASSET SEGMENT	TCSPREV	PBS- Telemar	TelemarPrev	PBS-A	PBS-TNC	CELPREV	PAMA
Fixed income	87.40%	93.11%	92.96%	95.60%	91.59%	84.06%	100.00%
Variable income	1.65%	0.01%	1.19%	0.10%	0.02%	3.93%	0.00%
Structured investments	8.94%	5.30%	4.06%	0.00%	7.90%	9.99%	0.00%
Investments abroad	0.38%	0.00%	0.20%	0.00%	0.00%	0.90%	0.00%
Properties	1.18%	1.21%	0.91%	3.60%	0.34%	0.15%	0.00%
Loans to participants	0.45%	0.37%	0.68%	0.70%	0.15%	0.97%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

(b)	Employee profit sharing

In the year ended December 31, 2020, the Company and its subsidiaries recognized provisions for employee profit sharing based on individual and corporate goal attainment estimates totaling R$385,667 (R$247,178 in 2019).

(c)	Share-based compensation

The Company's compensation strategy since 2019, when the Long-Term Incentive Plans (ILP) were approved at a Shareholders’ Meeting, is to focus most of the compensation packages on components subject to achievement of performance targets and the smallest part on fixed compensation. Most of the performance-linked components are focused on the share-based program, which has medium- and long-term scope. Both variable components have targets that are in line with Oi’s strategy and are intended to align officers’ interests with Oi’s mission, strategy and shareholders’ interests in the short, medium and long terms. The compensation strategy definitions and implementation adopted by the Company are monitored and supervised by the Board of Directors, through its People, Appointments and Corporate Governance Committee.

Board of Directors Stock Option Plan

The members of the Board of Directors and the Board’s committees receive fixed monthly fees. In addition, in order to align the Board members’ interests with the interests of the Company’s shareholders, in addition to bringing the compensation of Oi’s Board closer to comparable market compensation, the Company set a long-term share-based incentive plan for the Board of Directors (Board of Directors Stock Option Plan), which was submitted to and approved at an Extraordinary Shareholders’ Meeting held on April 26, 2019.

The implementation of the plan approved at the meeting was suspended, by court decision, until the judicial reorganization of the Company is terminated. The Company recognizes the obligation related to the long-term incentives plan as per the plan’s rules, which as at December 31, 2020 totals R$4,853.

Executives’ Stock Option Plan

A long-term incentives plan based on shares granted the Executives (Executives’ Stock Option Plan) was submitted to and approved at the Extraordinary Shareholders’ Meeting held on April 26, 2019, together with the Board of Directors Stock Option Plan, described above. The Executives’ Stock Option Plan, like the Board of Directors Stock Option Plan, in addition to the targets already set out above, allows at the same time for making executive compensation more competitive compared to market compensation.

The plan provides for granting annual shares over a three-year period that shall not exceed 1.5% of the Company’s share capital.

The number of shares per grant is calculated individually for the purpose of maintaining the competitiveness of the executives with regard to the performance of their duties and shall be delivered to them provided that the plan’s performance condition is met.

The information used in the executives’ stock option plan’s assessment is as follows:

Grant date	Stock dilution percentage	Number of shares granted	Vesting portions	Vesting dates	Average share value at the grant date	Estimated fair value at the vesting date (i)
12/30/2019	0.57%	33,704,937	1/3	12/30/2020	0.95	34,406
			1/3	12/30/2021
			1/3	12/30/2022
12/30/2020	0.36%	21,549,687	1/3	12/30/2021	2.02	47,079
			1/3	12/30/2022
			1/3	12/30/2023

(i) The estimated fair value at the vesting date was measured taking into account the price of the shares granted on December 30, 2019 and December 30, 2020, adjusted by the weighted average cost of capital of 10.98% and 9.34%, respectively, estimated for the three-year period of the program, brought to present value at the period’s opportunity cost of 14.67% and 10.55%, respectively, which corresponds to the fair value of the share.

Changes in the stock option balance are summarized below:

	2020
	Shares	Average Share Price (R$)
Granted shares at Dec 31, 2019	33,704,937	0.95
Stock options	21,549,687	2.02
Settled shares granted (i)	(14,128,406)	2.04
Granted shares at Dec 31, 2019	41,126,218	2.02

(i) In light of the existing practical obstacles that prevented the Company from issuing shares on time to meet the first vesting of shares under the 2019-2021 Plan, the Parties, by mutual agreement, decided that, for the purposes of delivering Shares related to the Plan, and consequent discharge of all obligations of said first vesting, the Company could fulfill its obligation to the Beneficiary with the payment in cash. As a result, the Company amended the stock option grant agreement to provide for the possibility of a cash settlement of the related obligations, in an amount corresponding to the number of shares that the beneficiary would be entitled each year of delivery of the vested stock options. In February 2021, the first vested stock options granted were settled based on the Company’s common stock price (OIBR3) at the close of the trading 45 days after the vesting date, as prescribed in the stock option grant agreement.

The fair value of the granted stock options is determined based on the vesting period and recognized as the services are provided. The expense recognized in the period ended December 31, 2020 was R$28,822.